RISK MANAGEMENT - Investment debt securities - Concentration by sovereign risk (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 15,942,447	$ 12,940,760
Central Government debt instruments held, Percentage	100.00%	100.00%
Total Sovereign Risk	$ 17,087,101	$ 14,331,729
Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 13,795,500	$ 11,415,746
Central Government debt instruments held, Percentage	86.53%	88.22%
Central Bank debt instruments held, Percentage	0.00%	0.00%
Investment grade | Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 12,796,415	$ 10,716,568
Central Government debt instruments held, Percentage	80.27%	82.81%
Investment grade | Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 550,674	$ 617,126
Central Government debt instruments held, Percentage	3.45%	4.78%
Investment grade | United States
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 415,412	$ 57,120
Central Government debt instruments held, Percentage	2.61%	0.44%
Investment grade | Chile
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 32,999	$ 24,932
Central Government debt instruments held, Percentage	0.20%	0.19%
Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 2,146,947	$ 1,525,014
Central Government debt instruments held, Percentage	13.47%	11.78%
Central Bank debt instruments held	$ 1,144,654	$ 1,390,969
Central Bank debt instruments held, Percentage	100.00%	100.00%
Speculative grade | Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 1,437,850	$ 1,018,737
Central Government debt instruments held, Percentage	9.02%	7.87%
Central Bank debt instruments held	$ 208,766	$ 207,474
Central Bank debt instruments held, Percentage	18.24%	14.92%
Speculative grade | Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 402,275	$ 372,237
Central Government debt instruments held, Percentage	2.52%	2.88%
Central Bank debt instruments held	$ 184,000	$ 158,990
Central Bank debt instruments held, Percentage	16.07%	11.43%
Speculative grade | Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 265,932	$ 56,808
Central Government debt instruments held, Percentage	1.67%	0.44%
Central Bank debt instruments held	$ 686,970	$ 876,271
Central Bank debt instruments held, Percentage	60.02%	63.00%
Speculative grade | El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 40,890	$ 76,682
Central Government debt instruments held, Percentage	0.26%	0.59%
Speculative grade | Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held		$ 550
Central Government debt instruments held, Percentage	0.00%	0.00%
Central Bank debt instruments held	$ 64,918	$ 148,234
Central Bank debt instruments held, Percentage	5.67%	10.66%